Acquisition of subsidiaries - Cash consideration (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Jul. 31, 2025 CNY (¥)	Jul. 17, 2025 CNY (¥)	Jul. 17, 2025 EUR (€)
Miniso Winky Italy S.r.l.
Acquisition of subsidiaries
Cash and bank balances acquired	¥ 4,323,000
Total net cash inflow included in cash flows from investing activities	(4,323,000)
Miniso France.
Acquisition of subsidiaries
Cash consideration	(197,456,000)		¥ (197,456,000)	€ (23,500,000)
Cash and bank balances acquired	3,497,000
Total net cash inflow included in cash flows from investing activities	(193,959,000)
Target Entity
Acquisition of subsidiaries
Cash consideration	(39,680,000)	¥ (39,680,000)
Cash and bank balances acquired	3,460,000
Total net cash inflow included in cash flows from investing activities	¥ (36,220,000)